Presentation and preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Presentation and preparation of the Consolidated Financial Statements [Abstract]
Presentation and preparation of the consolidated financial statements

2. Presentation and preparation of the consolidated financial statements

2.1 Basis of preparation of the consolidated financial statements

These consolidated financial statements of the Company have been prepared in accordance with the International Financial Reporting Standards Accounting Standards (“IFRS Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Board of Directors at the meeting held on April 30, 2026.

Prior to the IPO, PicPay relied on capital contributions from its controlling shareholders, as its earnings were not sufficient to finance the growth of the Group’s operations. The capital raised during the IPO will be used to support PicPay operations.

The consolidated financial statements were prepared on a historical cost basis, unless otherwise stated.

2.2 Basis of consolidation

These consolidated financial statements include PicS N.V and all entities over which it has control (subsidiaries). Control is when the Group is exposed or has rights to variable returns from its involvement with the investee, has existing rights that give it the ability to direct the relevant activities and has the ability to affect those returns through its power over the investee.

The Group reassesses whether it controls a subsidiary if facts and circumstances indicate there are changes to one or more of the elements of control. Consolidation of a subsidiary begins when the Group obtains control over the entity and ceases when the Group loses control. Assets, liabilities, income and expenses of a subsidiary are included in the consolidated financial statements from the date the Group obtains control until the date the Group loses control. Intragroup transactions between parent company and its subsidiaries are eliminated in full on consolidation.

On December 17, 2024, the Company structured the “Fundo de Investimento em Direitos Creditórios PicPay FGTS” (‘FIDC FGTS’), a Receivables Investment Fund, domiciled in the city of São Paulo, Brazil. The fund consists of a total of 825,674 quotas, of which 697,652 are senior quotas and 128,022 are subordinated quotas. The Group exclusively acquired the subordinated quotas for R$ 128,022, which were settled in cash on the same date. On December 17, 2024, the Group, as the sole holder of the subordinated quotas and therefore responsible for all risks associated with the FIDC operation, began to consolidate the FIDC FGTS. This is due to its exposure to the residual value of the FIDC after the payment of remuneration to the senior quota holders, which must be fully redeemed. Additionally, the power to control voting rights and, consequently, to determine the administrative activities of the FIDC characterizes the influence exercised by the Group, as stipulated in the fund’s regulations. The operation consists of the assignment of receivables to the FIDC, which is considered a related party. Thus, the assets and liabilities of the PicPay Group and the FIDC are eliminated in the consolidated financial statements, resulting only in the Group’s co-obligation regarding the quotas. As a subordinated quota holder, the Group records both a liability and an expense corresponding to that liability. The subordinated position retains the risks and benefits that the Group still retains control over the receivables, justifying the consolidation of the FIDC in its financial statements. The senior quotas are accounted for as a financial liability under the heading ‘Obligations to FIDC FGTS quota holders’, while the accrued remuneration to senior quota holders is recorded as ‘Interest and Other Financial Expenses’.

On September 19, 2025, PicPay Participações e Investimentos Ltda executed an Equity Purchase Agreement for the acquisition (the “Acquisition”) of two separate entities:

(i)	shares representing 100% of the total share capital of KOVR Participações S.A., a Brazilian insurance company, which holds 100% of the total share capital of KOVR Seguradora S.A. and KOVR Previdência S.A., and indirectly holds 100% of KOVR Capitalização S.A.; and

(ii)	quotas representing 53% of the total share capital of Estrutural Corretora Assessoria e Consultoria de Seguros Ltda. (“Estrutural”) an insurance brokerage company. PicPay Participações was also granted an option to purchase the remaining 47% of Estrutural’s total share capital. This option to purchase may be exercised up to 60 (sixty) months following the third year after the closing date of the Acquisition.

Kovr Participações S.A. is a full-service digital insurance company that offers services for multiple partners with products such as affinity, surety, life, financial lines, among others. Estrutural is responsible for brokerage services for Kovr Seguradora S.A.

The purchase price for the acquisition of KOVR Participações S.A. is approximately R$ 657,596 and the purchase price for Estrutural amounts to R$ 154.

The closing of the Acquisition is subject to the precedent conditions for this type of transaction, including approvals from the Brazilian federal antitrust authority (Conselho Administrativo de Defesa Econômica - CADE) and the Brazilian federal insurance regulator (Superintendência de Seguros Privados - SUSEP), and has not been completed by the Group as of the issuance date of these consolidated financial statements.

The consolidated financial statement includes PicS N.V and the following subsidiaries:

Entity	Country	Principal activities	December 31, 2025	December 31, 2024	Control
PicS Ltd.	Cayman	Holding	99.61%	99.61%	Direct
PicS Holding Ltda	Brazil	Holding	100.00%	83.66%	Indirect
PicPay Instituição de Pagamento S.A.	Brazil	Financial services (1)	100.00%	100.00%	Indirect
PicPay Bank - Banco Múltiplo S.A.	Brazil	Bank services (1)	100.00%	100.00%	Indirect
Crednovo Sociedade de Empréstimo Entre Pessoas S.A.	Brazil	P2P Lending Services	100.00%	100.00%	Indirect
PicPay Invest Distribuidora de Títulos e Valores Mobiliários Ltda	Brazil	Brokerage firm and securities dealer Company	100.00%	100.00%	Indirect
Guiabolso Correspondente Bancário e Serviços Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Guiabolso Pagamentos Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
BX Negócios Inteligentes Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios Não- Padronizados PicPay I (2)	Brazil	Receivable investment fund	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios PicPay FGTS (2)	Brazil	Receivable Investment fund	15.46%	15.46%	Indirect
PicPay Participações e Investimentos Ltda (3)	Brazil	Holding	100.00%	N/A	Direct
Nosso Time iGaming S.A. (3)	Brazil	Sportbook	95.25%	N/A	Indirect
PicPay Holding Ltda (3)	Brazil	Holding	100.00%	N/A	Direct
Zem Collection Ltda (3)	Brazil	Debt Collection Agency	100.00%	N/A	Indirect

(1)	Bank activities are focused on CDB (Certificado de Depósito Bancário, Certificate of Deposit), lending, and funding. Financial services activities are focused on payment services, credit card, discount receivables, and other financial activities.

(2)	The % interest represents the percentage of the subordinated quotas issued by the “FIDC PicPay I” (Fundo de Investimentos em Direitos Creditórios Não-Padronizados PicPay I) and “FIDC FGTS” (Fundo de Investimentos em Direitos Creditórios PicPay FGTS) held by the Group.

(3)	In 2025, the Company founded four new entities: PicPay Participações e Investimentos Ltda (April 07), Nosso Time iGaming S.A (May 07), PicPay Holding Ltda (September 15), and Zem Collection Ltda (September 18).

Accounting policies have been applied uniformly to all consolidated entities.